Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plants - Summary of non-vested restricted share options (Table)

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2022	335,329	$10.65
Granted	810,000	25.69
Vested	(685,139)	22.57
Unvested as at December 31, 2022	460,190	$19.38

Unvested as at January 1, 2023	460,190	$19.38
Granted	1,081,500	18.62
Vested	(1,177,689)	18.46
Unvested as at December 31, 2023	364,001	$20.11

Unvested as at January 1, 2024	364,001	$20.11
Granted	945,000	24.73
Vested	(950,210)	22.87
Unvested as at December 31, 2024	358,791	$24.97